Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

29.    STOCK-BASED COMPENSATION

EMPLOYEE COMMON STOCK PURCHASE PLAN AND COMMON SHAREHOLDERS DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN (“Purchase Plans”)

The Company has an Employee Common Share Purchase Plan to which employees make cash contributions for the purpose of purchasing common shares. The Company also contributes to the plan a percentage of the employees’ contributions. The plan allows the reinvestment of dividends. The maximum aggregate number of common shares reserved for issuance under this plan is 2.0 million common shares.

The Company uses the fair value based method to measure the compensation expense related to its employee purchase plan. Compensation cost recognized for the year ended December 31, 2011 was $0.7 million (2010 – $0.7 million) and is included in “Operating, maintenance and general”.

The Company also has a Common Shareholders Dividend Reinvestment and Share Purchase Plan (“Dividend Reinvestment Plan”), which provides an opportunity for shareholders to reinvest dividends and to make cash contributions for the purpose of purchasing common shares. Effective September 25, 2009, Emera changed its Dividend Reinvestment Plan to provide for a discount of up to 5% from the average market price of Emera’s common shares for common shares purchased in connection with the reinvestment of cash dividends under the Plans.

STOCK-BASED COMPENSATION PLANS

Stock Option Plan

The Company has a stock option plan that grants options to senior management of the Company for a maximum term of ten years. The option price of the stock options is the closing market price of the stocks on the day before the option is granted. The maximum aggregate number of shares issuable under this plan is 6.7 million shares.

All options granted to date are exercisable on a graduated basis with up to 25 percent of options exercisable on the first anniversary date and in further 25 percent increments on each of the second, third and fourth anniversaries of the grant. If an option is not exercised within ten years, it expires and the optionee loses all rights thereunder. The holder of the option has no rights as a shareholder until the option is exercised and shares have been issued. The total number of stocks to be optioned to any optionee shall not exceed five percent of the issued and outstanding common stocks on the date the option is granted.

If, before the expiry of an option in accordance with its terms, the optionee ceases to be an eligible person due to retirement or termination for other than just cause, such option may, subject to the terms thereof and any other terms of the plan, be exercised at any time within the 24 months following the date the optionee retires, but in any case prior to the expiry of the option in accordance with its terms.

If, before the expiry of an option in accordance with its terms, the optionee ceases to be an eligible person due to employment termination for just cause, resignation or death, such option may, subject to the terms thereof and any other terms of the plan, be exercised at any time within the six months following the date the optionee is terminated, resigns, or dies, as applicable, but in any case prior to the expiry of the option in accordance with its terms.

The Company uses the fair value based method to measure the compensation expense related to its stock-based compensation and recognizes the expense over the vesting period on a straight-line basis. The fair value of stock option awards granted was estimated on the date of grant using a Black-Scholes valuation model. The expected term of the option awards is calculated based on historical exercise behavior and represents the period of time that options are expected to be outstanding. The risk-free interest rate is based on the Bank of Canada seven-year government bond yields. The expected dividend yield incorporates current dividend rates as well as historical dividend increase patterns. Emera’s expected stock price volatility was estimated using its three-year historical volatility. The following table shows the weighted-average fair values per stock option along with the assumptions incorporated into the valuation models for options granted:

	2011	2010
Weighted average fair value per option	$19.96	$19.38
Expected term	7 years	7 years
Risk-free interest rate	3.88%	3.92%
Expected dividend yield	4.89%	4.91%
Expected volatility	14.32%	14.16%

A summary of stock option activity for the year ended December 31, 2011 and information related to outstanding and exercisable stock options as at December 31, 2011 is presented in the following table.

	Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (millions of Canadian dollars)
Outstanding as at December 31, 2010	2,146,078	$21.02	6.7	$22.2
Granted	217,300	32.06		0.2
Exercised	(448,725)	19.45		6.1
Forfeited	(83,256)	27.03		0.5
Outstanding as at December 31, 2011	1,831,397	$22.44	6.4	$19.4
Exercisable as at December 31, 2011	1,161,397	$20.57		$14.5

Compensation cost recognized for stock options for the year ended December 31, 2011 was $0.7 million (2010 – $0.7 million) and is included in “Operating, maintenance and general”.

As at December 31, 2011, the compensation cost related to unvested and outstanding stock options was $0.9 million and expected to be recognized over a weighted-average period of 3.3 years (2010 – $1.0 million, 3.3 years). Cash received from option exercises for the year ended December 31, 2011 was $8.7 million (2010 – $6.3 million). The total intrinsic value of options exercised for the year ended December 31, 2011 was $6.1 million (2010 – $4.1 million). The range of exercise prices for the options outstanding as at December 31, 2011 was $15.73 to $32.06 (2010 – $13.70 to $31.02).

Share Unit Plans

The Company has deferred share unit (“DSU”) and performance share unit (“PSU”) plans. The DSU and PSU liabilities are marked-to-market at the end of each period based on the common share price at the end of the period.

Deferred Share Unit Plan

Under the Directors’ DSU plan, Directors of the Company may elect to receive all or any portion of their compensation in DSUs in lieu of cash compensation. Directors’ fees are paid on a quarterly basis and at the time of each payment of fees, the applicable amount is converted to DSUs. A DSU has a value equal to one Emera common share. When a dividend is paid on Emera’s common shares referred to as the Dividend Reinvestment Plan (“DRIP”), the Director’s DSU account is credited with additional DSUs. DSUs cannot be redeemed for cash until the Director retires, resigns, or otherwise leaves the Board. The cash redemption value of a DSU equals the market value of a common share at the time of redemption, pursuant to the plan.

Under the executive and senior management DSU plan, each participant may elect to defer all or a percentage of their annual incentive award in the form of DSUs with the understanding, for participants who are subject to executive share ownership guidelines, a minimum of 50% of the value of their actual annual incentive award (25% in the first year of the program) will be payable in DSUs until the applicable guidelines are met.

When incentive awards are determined, the amount elected is converted to DSUs, which have a value equal to the market price of an Emera common share. When a dividend is paid on Emera’s common shares, each participant’s DSU account is allocated additional DSUs equal in value to the dividends paid on an equivalent number of Emera common shares, referred to as DRIP. Following termination of employment or retirement, and by December 15 of the calendar year after termination or retirement, the value of the DSUs credited to the participant’s account is calculated by multiplying the number of DSUs in the participant’s account by the average of Emera’s stock closing price for the fifty trading days prior to a given calculation date. Payments are usually made in cash. At the sole discretion of the Management Resources and Compensation Committee (“MRCC”), payments may be made in the form of actual shares.

In addition, special DSU awards may be made from time to time by the MRCC to selected executives and senior management to recognize singular achievements or to achieve certain corporate objectives.

A summary of the activity related to employee and director DSU’s for the year ended December 31, 2011 is presented in the following table:

	Employee DSU	Weighted Average Grant Date Fair Value	Director DSU	Weighted Average Grant Date Fair Value
Outstanding as at December 31, 2010	338,322	$20.71	149,943	$23.19
Granted including DRIP	44,537	31.15	46,161	32.31
Exercised	(19,938)	22.27	-	-
Outstanding as at December 31, 2011	362,921	$21.91	196,104	$25.34

Compensation cost recognized for employee and director DSU for the year ended December 31, 2011 was $1.2 million (2010 – $3.6 million). Compensation cost capitalized for employee and director DSU for the year ended December 31, 2011 was $0.1 million (2010 – nil). Tax benefits related to this compensation cost for share units realized for the year ended December 31, 2011 were $0.4 million (2010 – $1.1 million).

Performance Share Unit Plan

Under the PSU plan, executive and senior employees are eligible for long-term incentives payable through the PSU plan. PSUs are granted annually for three-year overlapping performance cycles. PSUs are granted based on the average of Emera’s stock closing price for the fifty trading days prior to a given calculation date. Dividend equivalents are awarded and are used to purchase additional PSUs, also referred to as DRIP. The PSU value varies according to the Emera common share market price and corporate performance.

PSUs vest at the end of the three-year cycle and will be calculated and approved by the MRCC early in the following year. The value of the payout considers actual service over the performance cycle and will be pro-rated in the case of retirement, disability or death.

A summary of the activity related to employee PSU’s for the year ended December 31, 2011 is presented in the following table:

	Employee PSU	Weighted Average Grant Date Fair Value
Outstanding as at December 31, 2010	362,261	$25.95
Granted including DRIP	140,340	31.18
Exercised	(136,345)	23.13
Forfeited	(11,798)	28.96
Outstanding as at December 31, 2011	354,458	$29.01

Compensation cost recognized for the PSU plan for the year ended December 31, 2011 was $3.7 million (2010 – $6.1 million). Compensation cost capitalized for employee PSU for the year ended December 31, 2011 was $0.2 million (2010 – nil). Tax benefits related to this compensation cost for share units realized for the year ended December 31, 2011 were $1.2 million (2010 – $1.9 million).

Non-Vested Stock-Based Compensation Plans

For the year ended December 31, 2011, a summary of activity from the different plans is presented in the following table:

			Share Unit Plan
	Stock Option Plan		DSU Plan		PSU Plan
	Number of options	Weighted Average Grant Date Fair Value	Number of share units	Weighted Average Grant Date Fair Value	Number of share units	Weighted Average Grant Date Fair Value
Non-vested shares as at December 31, 2010	889,528	$22.86	20,797	$21.70	225,916	$27.65
Granted	217,300	32.06	682	31.08	140,340	31.18
Vested	(353,572)	22.16	(10,767)	21.14	(125,496)	23.79
Forfeited	(83,256)	27.03	-	-	(11,798)	28.96
Non-vested shares as at December 31, 2011	670,000	$30.38	10,712	$22.85	228,962	$31.86

The total fair value of shares vested for all the plans was $60.6 million for the year ended December 31, 2011 (2010 – $58.3 million). The weighted-average grant date fair value of shares, granted for all the plans, for the year ended December 31, 2011 was $23.42 (2010 – $21.69).

Fully-Vested Stock-Based Compensation Plans

		Share Unit Plan
	Stock Option Plan	DSU Plan	PSU Plan
Outstanding
Number of options/share units	1,831,397	548,313	125,497
Weighted-average exercise price of options	$22.44	-	-
Aggregate intrinsic value/fair value of options/share units	$19,411,216	$18,116,262	$4,146,421
Weighted-average remaining contractual terms of option/share units	6.4 years	-	-
Currently Exercisable
Number of options/share units	1,161,397	-	-
Weighted-average exercise price of options	$20.57	-	-
Aggregate intrinsic value/fair value of options/share units	$14,487,594	-	-
Weighted-average remaining contractual terms of option/share units	5.1 years	-	-